Significant Accounting Judgments Estimates and Assessments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Contract	Dec. 31, 2021 USD ($) Contract
Significant Accounting Judgments Estimates And Assessments [Line Items]
Description of lease extension option	five production plants, one which commenced during 2022 and four which commenced during 2021, extension options have been included in the lease term since the Group intends to make larger investments in the plants.
Embedded Leases
Significant Accounting Judgments Estimates And Assessments [Line Items]
Number of supplier contracts | Contract	1	2
Lease liabilities | $	$ 10.5	$ 10.0
Two Existing Production Plants
Significant Accounting Judgments Estimates And Assessments [Line Items]
Period of lease term option to extend	40 years
Production Plants One
Significant Accounting Judgments Estimates And Assessments [Line Items]
Lease term for production plants	10 years
Production Plants Two
Significant Accounting Judgments Estimates And Assessments [Line Items]
Lease term for production plants	40 years